EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

17.EARNINGS (LOSS) PER SHARE

Earnings (loss) per share has been calculated using the weighted average number of common shares outstanding for the years ended December 31, 2023 and 2022 as follows:

(a)BASIC

	Year ended December 31
	2023	2022
Income (loss) for the year	$(27,010)	$45,770
Weighted average number of common shares (thousands)	311,482	272,202
Basic earnings (loss) per share	$(0.09)	$0.17

(b)DILUTED

	Year ended December 31
	2023	2022
Income (loss) for the year	$(27,010)	$45,770

Weighted average number of common shares (thousands)	311,482	272,202
Dilutive potential ordinary shares
Warrants	—	14,526
Options	—	4,544
RSUs	—	392
DSUs	—	652
Bonus shares	—	500
Weighted average number of ordinary shares	311,482	292,816

Diluted earnings (loss) per share	$(0.09)	$0.16

Potential ordinary shares arising from warrants (13,026,000), stock options (2,383,000), RSUs (375,000), DSUs (648,000) and 500,000 bonus shares are not included in the calculation of diluted loss per share for the year ended December 31, 2023 because their effect would be anti-dilutive.